Overview and Summary Of Significant Accounting Policies (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]

The following table provides a summary of cash, cash equivalents, and restricted cash amounts reported within the Consolidated Balance Sheets that reconcile to the total of such amounts as shown on the Consolidated Statements of Cash Flows:

	As of December 31,
	2023	2022
	(In Thousands)
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$28,579	$201,548
Restricted cash (included in Prepayments and other current assets)	5	5
Total cash, cash equivalents and restricted cash	$28,584	$201,553

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

The following table summarizes our accounts receivable balances at December 31:

	As of December 31,
	2023	2022
	(In Thousands)
Accounts receivable, net
Customer receivables	$125,715	$125,540
Unbilled revenue	91,463	74,488
Amounts due from related parties	5,178	239
Other	13,848	17,373
Allowance for credit losses	(2,283)	(1,117)
Total accounts receivable, net	$233,921	$216,523

Allowance for Credit Losses

The following table is a rollforward of our allowance for credit losses related to the accounts receivable balances for the periods indicated:

	For the Years Ended December 31,
	2023	2022
	(In Thousands)
Allowance for credit losses:
Beginning balance	$1,117	$647
Current period provision	7,413	5,851
Write-offs charged against allowance	(7,764)	(7,008)
Recoveries collected	1,517	1,627
Ending Balance	$2,283	$1,117

Schedule of Inventory, Current [Table Text Block]

The following table summarizes our inventories balances at March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
	(in thousands)
Inventories:
Fuel	$69,185	$77,198
Materials and supplies, net	67,820	66,392
Total inventories	$137,005	$143,590

Schedule of Asset Retirement Obligations [Table Text Block]	The following is a roll forward of the ARO legal liability for the three months ended March 31, 2024 and 2023, respectively:

	For the Three Months Ended March 31,
	2024	2023
	(in thousands)
Balance as of January 1	249,930	218,729
Liabilities incurred	7,778	69
Liabilities settled	(1,098)	(3,025)
Revisions to cash flow and timing estimates	8,525	—
Accretion expense	2,737	2,639
Balance as of March 31	267,872	218,412

Reclassification out of Accumulated Other Comprehensive Income

Accumulated Other Comprehensive Income

The amounts reclassified out of AOCI by component during the three months ended March 31, 2024 and 2023 are as follows (in Thousands):

	Affected line item in the Condensed Consolidated	Three Months Ended March 31,
Details about AOCI components	Statements of Operations	2024	2023
Net losses on cash flow hedges (Note 4):	Interest expense	$1,012	$1,807
	Income tax effect	(252)	(449)
Total reclassifications for the period, net of income taxes		$760	$1,358

See Note 4, “Derivative Instruments and Hedging Activities - Cash Flow Hedges” for further information on the changes in the components of AOCI.

The amounts reclassified out of AOCI / (AOCL) by component during the years ended December 31, 2023, 2022 and 2021 are as follows (in thousands):

	Affected line item in the	For the Years Ended December 31,
Details about AOCI / (AOCL) components	Consolidated Statements of Operations	2023	2022	2021
Net losses on cash flow hedges (Note 5):	Interest expense	$7,229	$7,229	$4,819
	Income tax effect	(1,798)	(1,798)	(1,199)
Total reclassifications for the period, net of income taxes		$5,431	$5,431	$3,620

Schedule of AFUDC Equity and AFUDC Debt [Table Text Block]

In accordance with the Uniform System of Accounts prescribed by FERC, AES Indiana capitalizes an allowance for the net cost of funds (interest on borrowed funds and a reasonable rate of return on equity funds) used for construction purposes during the period of construction with a corresponding credit to income. AFUDC equity and AFUDC debt were as follows for the periods indicated:

	For the Three Months Ended March 31,
	2024	2023
	(in thousands)
AFUDC equity	831	1,570
AFUDC debt	5,276	2,985

Schedule of Intangible Assets, Including the Gross Amount Capitalized and Related Amortization [Table Text Block]

The following table presents information related to the Company’s intangible assets, including the gross amount capitalized and related amortization:

	March 31, 2024	December 31, 2023
	(in thousands)
Capitalized software	$265,224	$261,872
Project development intangible assets	83,940	84,097
Other	797	797
Less: Accumulated amortization	116,963	111,110
Intangible assets – net	$232,998	$235,656

	For the Three Months Ended March 31,
	2024	2023
Amortization expense	$6,940	$2,987